OTHER INFORMATION (Tables)	12 Months Ended
Dec. 31, 2025
Other Information
Disclosure number of share options

	Number of share options	Number of restricted Shares	Deferred payments right (USD)
Total rights as of December 31, 2024	933,233	558,867	8,903,209
Awarded during the period	1,005,000	-	7,725,000
Issued during the period	-	(149,639)	-
Cash settled during the period	-	(46,511)	-
Exercised during the period	-	-	-
Forfeited during the period	(44,625)	(41,034)	(423,598)
Total rights as of December 31, 2025	1,893,608	321,683	16,204,611
Vested	1,126,595	179,147	1,744,954	*
Unvested	767,013	142,536	14,459,657

*	For the beneficiaries who accepted the Amended Existing LTIP, all DPR awards scheduled to vest in 2025 were treated as entirely unvested. Unlike the LTIP, which provided pro-rata vesting for all leavers, the Amended Existing LTIP restricts pro-rata vesting solely to participants meeting the good leaver criteria.

12/31/2024

	Number of share options	Number of restricted Shares	Deferred payments right (USD)
Total rights as of December 31, 2023	1,031,893	787,874	8,813,162
Awarded during the period	15,567	7,974	163,458
Issued during the period	-	(193,275)	-
Cash settled during the period	-	(1,529)	-
Exercised during the period	-	-	-
Forfeited during the period	(114,227)	(42,177)	(73,411)
Total rights as of December 31, 2024	933,233	558,867	8,903,209
Vested	566,326	196,150	5,330,973
Unvested	366,907	362,717	3,572,236

12/31/2023

	Number of share options	Number of restricted Shares	Deferred payments right (USD)
Total rights as of December 31, 2022	903,955	899,918	8,792,426
Awarded during the period	158,637	81,254	313,242
Issued during the period	-	(175,944)	-
Cash settled during the period	-	(3,084)	-
Exercised during the period	-	-	-
Forfeited during the period	(30,699)	(14,270)	(292,506)
Total rights as of December 31, 2023	1,031,893	787,874	8,813,162
Vested	388,779	194,804	3,530,831
Unvested	643,114	593,070	5,282,331

Disclosure assumptions considering

Forecast share price volatility (annualized)	49.06% – 49.17%
Expected term (years)	5.00
Expected dividend yield	0.00%
Risk-free interest rate	U.S. Sovereign Bond yield

Additionally, the fair value of the equity instruments granted as part of the New LTIP Agreement has been determined using a Black-Scholes simulation valuation model as of each of the grant dates, considering the conditions determined in the New LTIP Agreement, and the following assumptions:

Forecast share price volatility (annualized)	50.25%
Expected term (years)	5.50 to 6.50
Expected dividend yield	0.00%
Risk-free interest rate	U.S. Sovereign Bond yield